Rule 497(j)

File Nos. 333-16617 and 811-07747

[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

September 28, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Multistate Trust I
(Registration Nos. 333-16617 and 811-07747)

Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, Nuveen Arizona Municipal Bond Fund, Nuveen Colorado Municipal Bond Fund, Nuveen Maryland Municipal Bond Fund, Nuveen New Mexico Municipal Bond Fund, Nuveen Pennsylvania Municipal Bond Fund and Nuveen Virginia Municipal Bond Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 22, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on September 28, 2012.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures